Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases

18. Leases

The Company has several non-cancellable operating leases, primarily for construction of solar power plants and for office facilities, warehouses, and office space that have a lease term ranging between 3 to 35 years (after considering further extendable period on mutual agreement by both lessor and lessee). The Company has considered the renewal options in determining the lease term to the extent it was reasonably certain to exercise those renewal options and accordingly, associated potential option payments are included as part of lease payments.

The components of lease cost for the year ended March 31, 2021 and March 31, 2022 were as follows:

	For the year ended March 31,
	2021	2022	2022
	INR	INR	US$
	(In million)
Operating lease cost	502	439	5.8
Short-term lease cost	13	17	0.2
Total lease cost	515	456	6.0

Amounts reported in the consolidated balance sheet as of March 31, 2021 and March 31, 2022 were as follows:

	As at March 31,	As at March 31,	As at March 31,
	2021	2022	2022
	INR	INR	US$
	(In million)
Non-current assets
Right-of-use assets*	4,214	4,465	58.9
Non-current liabilities
Lease liabilities	3,359	3,534	46.6
Current liabilities
Lease liabilities	283	300	4.0
Total operating lease liabilities	3,642	3,834	50.6

*	Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators

Other information related to leases as of March 31, 2021 and March 31, 2022 was as follows:

	As at March 31,	As at March 31,	As at March 31,
	2021	2022	2022
	INR	INR	US$
	(In million)
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	331	310	4.1
Weighted average remaining lease term	30 years	30 years
Incremental borrowing rate	10%	10%

Maturities of lease liabilities under non-cancellable leases as of March 31, 2022 are as follows:

Year ended March 31, 2022	Amount (INR)	US$
	(In million)
Fiscal 2023	313	4.1
Fiscal 2024	320	4.2
Fiscal 2025	331	4.4
Fiscal 2026	340	4.5
Fiscal 2027	350	4.6
Thereafter	11,913	157.1
Total undiscounted lease payments	13,567	178.9
Less: Imputed interest	9,733	128.3
Total lease liabilities	3,834	50.6